Goodwill and Intangibles (FY)	12 Months Ended
Dec. 31, 2021
Goodwill and Intangibles [Abstract]
Goodwill and Intangibles
5.  Goodwill and Intangibles
Goodwill and intangible assets, net, consist of the following:
	Successor December 31,
	2021	2020
Goodwill	$258,619	$258,619
Intangible assets with long lives, net	73,864	116,030
Intangible assets with indefinite lives	65,844	65,844
	$398,327	$440,493
	Successor December 31,
	2021	2020
Balance at beginning of period	$258,619	$—
Goodwill arising from acquisition	—	258,619
Balance at the end of period	$258,619	$258,619
The balance of goodwill was $258,619 as of June 11, 2020 for the Successor, which arose from the Acquisition (see Note 3). There were no changes in the carrying value of goodwill for the year ended December 31, 2021 or for the period from June 11, 2020 through December 31, 2020. The balance of goodwill was $239,578 as of January 1, 2019 for the Predecessor. There were no changes in the carrying value of goodwill for the year ended December 31, 2019 and for the period from January 1, 2020 through June 10, 2020. The indefinite-lived intangible asset of $65,844 as of December 31, 2021 and December 31, 2020, represents the Grindr tradename.
As of December 31, 2021 and 2020, long-lived intangible assets consist of the following:
	Successor
	December 31, 2021
	Gross Carrying Value	Accumulated Amortization	Net	Weighted Average Useful Life
Customer relationships	$94,874	$(38,700)	$56,174	5 years
Technology	37,041	(19,351)	17,690	3 years
	$131,915	$(58,051)	$73,864
	Successor
	December 31, 2020
	Gross Carrying Value	Accumulated Amortization	Net	Weighted Average Useful Life
Customer relationships	$94,874	$(9,017)	$85,857	5 years
Technology	37,166	(6,993)	30,173	3 years
	$132,040	$(16,010)	$116,030
The weighted average estimated remaining life for the intangible asset classes are as follows:
	Successor December 31,
	2021	2020
Customer relationships	3.5 years	4.5 years
Technology	1.5 years	2.5 years
Intangible assets amortization expense was $42,041 and $16,010 for the Successor year ended December 31, 2021 and for the period from June 11, 2020 through December 31, 2020, respectively, and $9,900 and $26,292 for the Predecessor period from January 1, 2020 through June 10, 2020 and year ended December 31, 2019, respectively.
During the year ended December 31, 2021 and for the period from June 11, 2020 through December 31, 2020, the Successor wrote-off $125 and $654, respectively, of intangible assets related to acquired technology as the Successor determined the technology would no longer be placed in service. The write-off charge is included within “Depreciation and amortization” on the consolidated statements of operations and comprehensive income (loss).
As of December 31, 2021, amortization of long-lived intangible assets is estimated to be as follows:
2022	$35,037
2023	22,341
2024	12,460
2025	4,026
Thereafter	—
$73,864